December 20, 2016

VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
 Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	(File Nos. 333-62270 and 811-10399) Henderson Global Funds (the “Trust”)

To the Commission:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the filing pursuant to Rule 497(c) of the Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson Emerging Markets Fund, Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Technology Fund, Henderson High Yield Opportunities Fund, Henderson International Long/Short Equity Fund, Henderson International Opportunities Fund, Henderson Strategic Income Fund and Henderson US Growth Opportunities Fund dated November 30, 2016, as filed electronically via EDGAR with the Securities and Exchange Commission on December 1, 2016 (Accession # 0000891804-16-001955).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President

cc:  C. Golden